Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 - Reconciliation of Net Income (Details) - EBP CLW NR - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	$ (2,510,442)	$ (68,751,090)
Net decrease in net assets available for benefits before transfers	(4,072,006)	(70,849,427)
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution	(37,893)
EBP, Reconciliation to Form 5500, Note Receivable, Deemed Distribution	(50,294)
Employer contribution receivable	81,398	$ 31,104
EBP, Form 5500 Caption, Net Income (Loss)	$ (4,160,192)